Unaudited Condensed Consolidated Statement of Changes in Redeemable Convertible Preferred Shares and Shareholders' Deficit - USD ($) $ in Thousands	Total	Common Shares	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Redeemable Convertible Preferred Shares	Redeemable Convertible Preferred Shares Preferred Shares	Class B-6s Convertible Preferred Shares Preferred Shares	Term Debt	Term Debt Additional Paid-In Capital	Southern Airways Corporation	Southern Airways Corporation Common Shares	Southern Airways Corporation Additional Paid-In Capital	Southern Airways Corporation Accumulated Deficit	Southern Airways Corporation Total Stockholders' Equity (Deficit) Attributable to Common Shareholders	Southern Airways Corporation Noncontrolling Interests	Southern Airways Corporation Redeemable Convertible Preferred Shares	Southern Airways Corporation Redeemable Convertible Preferred Shares Preferred Shares
Balance at Dec. 31, 2020							$ 103,585											$ 3,624
Balance (in Shares) at Dec. 31, 2020							147,818,884											162,589
Balance at Dec. 31, 2020	$ (141,542)	$ 154	$ 96,072	$ (241,693)	$ 641			$ 3,284			$ (8,620)		$ 8,148	$ (16,768)	$ (8,620)
Balance (in Shares) at Dec. 31, 2020		153,940,086						70,470,546				324,669
Release change in fair value due to instrument specific credit risk to earnings	(641)				(641)
Conversion of 2017 convertible note to Class B-5 redeemable convertible preferred shares							$ 355
Conversion of 2017 convertible note to Class B-5 redeemable convertible preferred shares, (in Shares)							3,649,587
Conversion of 2017 convertible note to Class B-5 redeemable convertible preferred shares	(19)		(19)
Issuance of Class B-6a redeemable convertible preferred shares							$ 14,310
Issuance of Class B-6a redeemable convertible preferred shares, (in Shares)							27,026,046
Conversion of promissory note into Class B-6a redeemable convertible preferred shares (in Shares)							834,556
Conversion of promissory note into Class B-6a redeemable convertible preferred shares							$ 442
Issuance of common stock for acquisition (Makani Kai)											100		100		100
Issuance of common stock for acquisition (Makani Kai) (in Shares)												2,225
Ordinary share warrants issued in 2017 convertible notes conversion	33		33						$ 758	$ 758
Issuances of Class B-6s convertible preferred shares in exchange for outstanding payable	10							$ 10
Issuances of Class B-6s convertible preferred shares in exchange for outstanding payable (in Shares)								135,977
RSPA and RSGA grants	32	$ 32
RSPA and RSGA grants, (in Shares)		32,008,957
Capital contribution from convertible notes from related party	943		943
Exercise of share options	$ 1		1
Exercise of share options, (in Shares)	10,000	10,000
Share-based compensation expense / Stock-based compensation	$ 3,183		3,183								220		220		220
Share-based compensation expense / Stock-based compensation (in Shares)												10,020
Net income (loss)	(35,784)			(35,784)							10,660
Net income (loss)											10,660			10,660	10,660
Balance at Dec. 31, 2021	$ 118,692						$ 118,692				3,624							$ 3,624
Balance (in Shares) at Dec. 31, 2021	249,935,596					179,329,073	179,329,073										162,589	162,589
Balance at Dec. 31, 2021	$ (173,026)	$ 186	100,971	(277,477)	0			$ 3,294			2,360		8,468	(6,108)	2,360
Balance at Dec. 31, 2021	(173,026)	$ 1	101,156	(277,477)				$ 3,294			2,360
Balance (in Shares) at Dec. 31, 2021		8,301,692						70,606,523				336,914
Balance (in Shares) at Dec. 31, 2021		185,959,043
Conversion of 2017 convertible note to Class B-5 redeemable convertible preferred shares							$ 441
Conversion of 2017 convertible note to Class B-5 redeemable convertible preferred shares, (in Shares)							6,215,365
Reissuance of Class B-6a redeemable convertible preferred shares for Class B-6s convertible preferred shares							$ 10
Reissuance of Class B-6a redeemable convertible preferred shares for Class B-6s convertible preferred shares, (in Shares)							135,977
Reissuance of Class B-6a redeemable convertible preferred shares for Class B-6s convertible preferred shares	(10)							$ (10)
Reissuance of Class B-6a redeemable convertible preferred shares for Class B-6s convertible preferred shares, (in Shares)								(135,977)
Conversion of convertible notes to Class B-6a redeemable convertible preferred shares							$ 3,484
Conversion of convertible notes to Class B-6a redeemable convertible preferred shares, (in Shares)							14,401,000
Conversion of related party convertible note to Class B-6a redeemable convertible preferred shares							$ 6,333
Conversion of related party convertible note to Class B-6a redeemable convertible preferred shares, (in Shares)							22,313,779
Issuance of Class B-6a redeemable convertible preferred shares							$ 250
Issuance of Class B-6a redeemable convertible preferred shares, (in Shares)							472,143
Issuances of Class B-6a redeemable convertible preferred shares in exchange for outstanding payable							$ 307
Issuances of Class B-6a redeemable convertible preferred shares in exchange for outstanding payable, (in Shares)							4,107,647
Conversion of debt to Class B-6s convertible preferred shares / Issuance of common shares to SkyWest for guarantee of debt	385		255					$ 130			1,104		1,104
Conversion of debt to Class B-6s convertible preferred shares / Issuance of common shares to SkyWest for guarantee of debt, (in Shares)								1,008,196				23,450
Ordinary share warrants issued in 2017 convertible notes conversion	38		38
Issuance of ordinary warrants in exchange for advisory services	567		567
RSPA and RSGA grants	135		135
RSPA and RSGA grants, (in Shares)		4,440,902
Repurchase of RSPA	(6)		(6)
Repurchase of RSPA, (in Shares)		(275,992)
Capital contribution from convertible notes from related party	2,025		2,025
Issuance of related party SAFEs	9,304		9,304
Share-based compensation expense / Stock-based compensation	9,892		9,892
Net income (loss)	(29,400)			(29,400)							(2,337)
Net income (loss)											(2,337)			(2,337)
Balance at Jun. 30, 2022							$ 129,517											$ 3,624
Balance (in Shares) at Jun. 30, 2022							226,974,984											162,589
Balance at Jun. 30, 2022											1,127		9,572	(8,445)
Balance at Jun. 30, 2022	(180,096)	$ 1	123,366	(306,877)				$ 3,414			(2,676)
Balance (in Shares) at Jun. 30, 2022		12,466,602						71,478,742				360,364
Balance at Dec. 31, 2021	$ 118,692						$ 118,692				3,624							$ 3,624
Balance (in Shares) at Dec. 31, 2021	249,935,596					179,329,073	179,329,073										162,589	162,589
Balance at Dec. 31, 2021	$ (173,026)	$ 1	101,156	(277,477)				$ 3,294			2,360
Balance at Dec. 31, 2021	(173,026)	$ 186	100,971	(277,477)	$ 0			$ 3,294			2,360		8,468	(6,108)	2,360
Balance (in Shares) at Dec. 31, 2021		8,301,692						70,606,523				336,914
Conversion of 2017 convertible note to Class B-5 redeemable convertible preferred shares							$ 441
Conversion of 2017 convertible note to Class B-5 redeemable convertible preferred shares, (in Shares)							6,215,365
Reissuance of Class B-6a redeemable convertible preferred shares for Class B-6s convertible preferred shares							$ 10
Reissuance of Class B-6a redeemable convertible preferred shares for Class B-6s convertible preferred shares, (in Shares)							135,977
Reissuance of Class B-6a redeemable convertible preferred shares for Class B-6s convertible preferred shares	(10)							$ (10)
Reissuance of Class B-6a redeemable convertible preferred shares for Class B-6s convertible preferred shares, (in Shares)								(135,977)
Conversion of convertible notes to Class B-6a redeemable convertible preferred shares							$ 3,484
Conversion of convertible notes to Class B-6a redeemable convertible preferred shares, (in Shares)							14,398,441
Conversion of related party convertible note to Class B-6a redeemable convertible preferred shares							$ 6,333
Conversion of related party convertible note to Class B-6a redeemable convertible preferred shares, (in Shares)							22,313,779
Issuance of Class B-6a redeemable convertible preferred shares							$ 1,400
Issuance of Class B-6a redeemable convertible preferred shares, (in Shares)							2,644,001
Issuances of Class B-6a redeemable convertible preferred shares in exchange for outstanding payable							$ 307
Issuances of Class B-6a redeemable convertible preferred shares in exchange for outstanding payable, (in Shares)							4,107,647
Issuances of Class B-6a redeemable convertible preferred shares in exchange for outstanding payable	255		255
Conversion of debt to Class B-6s convertible preferred shares / Issuance of common shares to SkyWest for guarantee of debt	130							$ 130			1,290		1,290		1,290
Conversion of debt to Class B-6s convertible preferred shares / Issuance of common shares to SkyWest for guarantee of debt, (in Shares)								1,008,196				27,155
Issuance of common stock for acquisition (Makani Kai)											100		100		100
Issuance of common stock for acquisition (Makani Kai) (in Shares)												772
Ordinary share warrants issued in 2017 convertible notes conversion	38		38
Issuance of ordinary warrants in exchange for advisory services	567		567
RSPA and RSGA grants	212	$ 99	113
RSPA and RSGA grants, (in Shares)		99,771,818
Repurchase of RSPA	(6)	$ (6)
Repurchase of RSPA, (in Shares)		(6,182,259)
Capital contribution from convertible notes from related party	2,024		2,024
Issuance of related party SAFEs	9,723		9,723
Exercise of share options	$ 7		7
Exercise of share options, (in Shares)	171,730	171,730
Share-based compensation expense / Stock-based compensation	$ 12,359		12,359
Net income (loss)	(74,362)			(74,362)							(4,471)					$ (677)
Net income (loss)											(5,148)			(4,471)	(4,471)
Balance at Dec. 31, 2022	$ 130,667						$ 130,667				3,624							$ 3,624
Balance (in Shares) at Dec. 31, 2022	300,623,025					229,144,283	229,144,283										162,589	162,589
Balance at Dec. 31, 2022	$ (222,089)	$ 279	126,057	(351,839)				$ 3,414			(1,398)		9,858	(10,579)	(721)	(677)
Balance at Dec. 31, 2022	(222,089)	$ 1	126,335	(351,839)				$ 3,414			(721)
Balance (in Shares) at Dec. 31, 2022		12,487,438						71,478,742				364,841
Balance (in Shares) at Dec. 31, 2022		279,720,332
Balance at Mar. 31, 2022							$ 119,901											$ 3,624
Balance (in Shares) at Mar. 31, 2022							193,093,065											162,589
Balance at Mar. 31, 2022	(176,879)	$ 1	107,936	(288,124)				$ 3,308
Balance at Mar. 31, 2022											1,652		8,468	(6,816)
Balance (in Shares) at Mar. 31, 2022		10,983,545						70,913,021				336,914
Conversion of convertible notes to Class B-6a redeemable convertible preferred shares							$ 3,484
Conversion of convertible notes to Class B-6a redeemable convertible preferred shares, (in Shares)							14,401,000
Conversion of related party convertible note to Class B-6a redeemable convertible preferred shares							$ 6,132
Conversion of related party convertible note to Class B-6a redeemable convertible preferred shares, (in Shares)							19,480,919
Conversion of debt to Class B-6s convertible preferred shares / Issuance of common shares to SkyWest for guarantee of debt	300		194					$ 106			1,104		1,104
Conversion of debt to Class B-6s convertible preferred shares / Issuance of common shares to SkyWest for guarantee of debt, (in Shares)								565,721				23,450
Issuance of ordinary warrants in exchange for advisory services	567		567
RSPA and RSGA grants	49		49
RSPA and RSGA grants, (in Shares)		1,759,049
Repurchase of RSPA	(6)		(6)
Repurchase of RSPA, (in Shares)		(275,992)
Capital contribution from convertible notes from related party	99		99
Issuance of related party SAFEs	9,304		9,304
Share-based compensation expense / Stock-based compensation	5,223		5,223
Net income (loss)	(18,753)			(18,753)							(1,629)			(1,629)
Balance at Jun. 30, 2022							$ 129,517											$ 3,624
Balance (in Shares) at Jun. 30, 2022							226,974,984											162,589
Balance at Jun. 30, 2022											1,127		9,572	(8,445)
Balance at Jun. 30, 2022	(180,096)	$ 1	123,366	(306,877)				$ 3,414			(2,676)
Balance (in Shares) at Jun. 30, 2022		12,466,602						71,478,742				360,364
Balance at Dec. 31, 2022	$ 130,667						$ 130,667				3,624							$ 3,624
Balance (in Shares) at Dec. 31, 2022	300,623,025					229,144,283	229,144,283										162,589	162,589
Balance at Dec. 31, 2022	$ (222,089)	$ 1	126,335	(351,839)				$ 3,414			(721)
Balance at Dec. 31, 2022	(222,089)	$ 279	126,057	(351,839)				$ 3,414			(1,398)		9,858	(10,579)	(721)	(677)
Balance (in Shares) at Dec. 31, 2022		12,487,438						71,478,742				364,841
Issuance of Class B-6a redeemable convertible preferred shares							$ 3,000
Issuance of Class B-6a redeemable convertible preferred shares, (in Shares)							5,711,720
Conversion of debt to Class B-6s convertible preferred shares / Issuance of common shares to SkyWest for guarantee of debt	202							$ 202
Conversion of debt to Class B-6s convertible preferred shares / Issuance of common shares to SkyWest for guarantee of debt, (in Shares)								486,402
Conversion of related party promissory note to Class B-6s convertible preferred shares	5,260		842					$ 4,418
Conversion of related party promissory note to Class B-6s convertible preferred shares, (in Shares)								9,932,241
Exercise of warrants											107		107		107
Exercise of warrants, (in Shares)		905,081										9,094
Elimination of non-controlling interest in deconsolidated subsidiary											878					878
Issuance of related party SAFEs	(444)		(444)
Exercise of share options	$ 31		31
Exercise of share options, (in Shares)	25,307	25,307
Issuance of Class B-6s to service providers	$ 855							$ 855
Issuance of Class B-6s to service providers, (in Shares)								1,921,778
Share-based compensation expense / Stock-based compensation	1,943		1,943
Net income (loss)	(65,093)			(65,093)							(3,904)
Net income (loss)											(4,105)			(3,904)	(3,904)	(201)
Balance at Jun. 30, 2023	133,667						$ 133,667				3,624							$ 3,624
Balance (in Shares) at Jun. 30, 2023						234,856,003	234,856,003										162,589	162,589
Balance at Jun. 30, 2023											(4,518)		9,965	(14,483)	(4,518)
Balance at Jun. 30, 2023	(279,335)	$ 1	128,707	(416,932)				$ 8,889			(4,518)
Balance (in Shares) at Jun. 30, 2023		13,417,826						83,819,163				373,935
Balance at Mar. 31, 2023							$ 130,667											$ 3,624
Balance (in Shares) at Mar. 31, 2023							229,144,283											162,589
Balance at Mar. 31, 2023	(241,518)	$ 1	127,479	(372,412)				$ 3,414
Balance at Mar. 31, 2023											(3,658)		9,965	(12,745)	(2,780)	(878)
Balance (in Shares) at Mar. 31, 2023		12,487,438						71,478,742				373,935
Issuance of Class B-6a redeemable convertible preferred shares							$ 3,000
Issuance of Class B-6a redeemable convertible preferred shares, (in Shares)							5,711,720
Conversion of debt to Class B-6s convertible preferred shares / Issuance of common shares to SkyWest for guarantee of debt	202							$ 202
Conversion of debt to Class B-6s convertible preferred shares / Issuance of common shares to SkyWest for guarantee of debt, (in Shares)								486,402
Conversion of related party promissory note to Class B-6s convertible preferred shares	5,260		842					$ 4,418
Conversion of related party promissory note to Class B-6s convertible preferred shares, (in Shares)								9,932,241
Exercise of warrants, (in Shares)		905,081
Elimination of non-controlling interest in deconsolidated subsidiary											878					$ 878
Issuance of related party SAFEs	(444)		(444)
Exercise of share options	31		31
Exercise of share options, (in Shares)		25,307
Issuance of Class B-6s to service providers	855							$ 855
Issuance of Class B-6s to service providers, (in Shares)								1,921,778
Share-based compensation expense / Stock-based compensation	799		799
Net income (loss)	(44,520)			(44,520)							(1,738)			(1,738)	(1,738)
Balance at Jun. 30, 2023	133,667						$ 133,667				3,624							$ 3,624
Balance (in Shares) at Jun. 30, 2023						234,856,003	234,856,003										162,589	162,589
Balance at Jun. 30, 2023											(4,518)		$ 9,965	$ (14,483)	$ (4,518)
Balance at Jun. 30, 2023	$ (279,335)	$ 1	$ 128,707	$ (416,932)				$ 8,889			$ (4,518)
Balance (in Shares) at Jun. 30, 2023		13,417,826						83,819,163				373,935